BISYS

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

May 6, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Attn: Filing Desk

Re:    ProFunds

          File Nos. 333-28339, 811-08239

          Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information for the variable annuity series of ProFunds VP that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 38 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission on Friday, April 29, 2005.

Questions related to this filing should be directed to my attention at (617) 824-1381 or, in my absence, to Marc Bryant, ProFund Advisors LLC at (240) 497-6504.

Sincerely,

/s/ Jennifer A. English

Jennifer A. English

Assistant Counsel

cc:   Marc R. Bryant

        J.B. Kittredge

        Lisa Hurley